Cover	3 Months Ended
Mar. 31, 2021
Cover [Abstract]
Entity Registrant Name	VNUE, Inc.
Entity Central Index Key	0001376804
Document Type	S-1
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer